Annual Fund Operating Expenses	0 Months Ended
	Apr. 30, 2012
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO All Asset Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.425%
Distribution and/or Service (12b-1) Fees	0.15%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Portfolio Operating Expenses	1.315%	[2],[3]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.245%	[5]
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO All Asset All Authority Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.15%
Interest Expense	0.46%	[6]
Organizational Expense	0.08%
Other Expenses	0.54%	[7]
Acquired Fund Fees and Expenses	0.96%	[1]
Total Annual Portfolio Operating Expenses	2.10%	[8]
Fee Waiver and/or Expense Reimbursement	(1.02%)	[10],[9]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08%	[11]
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.74%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.02%	[12]
Acquired Fund Fees and Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.05%	[13]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%	[15]
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Diversified Income Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.08%	[16]
Total Annual Portfolio Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement	(0.08%)	[10]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Emerging Markets Bond Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	1.00%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.90%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Administrative Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.01%	[12]
Total Annual Portfolio Operating Expenses	0.91%	[17]
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.90%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Bond Portfolio (Unhedged)) | Administrative Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.90%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Diversified Allocation Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.01%	[16]
Acquired Fund Fees and Expenses	0.48%	[18]
Total Annual Portfolio Operating Expenses	1.49%
Fee Waiver and/or Expense Reimbursement	(0.49%)	[10],[19]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Multi-Asset Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.15%
Acquired Fund Fees and Expenses	0.51%
Total Annual Portfolio Operating Expenses	1.61%	[20]
Fee Waiver and/or Expense Reimbursement	(0.46%)	[19],[21]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Global Multi-Asset Managed Volatility Portfolio) | Administrative Class
Operating Expenses:
Management Fee	1.05%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.03%	[16]
Acquired Fund Fees and Expenses	0.50%	[18]
Total Annual Portfolio Operating Expenses	1.73%
Fee Waiver and/or Expense Reimbursement	(0.49%)	[10],[19],[22]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO High Yield Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Long-Term U.S. Government Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.475%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.625%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Low Duration Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.65%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Money Market Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.32%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.47%	[23]
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Real Return Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.65%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Short-Term Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.60%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Total Return Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	0.65%
(PIMCO Variable Insurance Trust - Administrative) | (PIMCO Unconstrained Bond Portfolio) | Administrative Class
Operating Expenses:
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.15%
Total Annual Portfolio Operating Expenses	1.05%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO All Asset Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.425%
Acquired Fund Fees and Expenses	0.74%	[24]
Total Annual Portfolio Operating Expenses	1.165%	[20],[25]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.095%	[26]
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.74%
Other Expenses	0.02%	[12]
Acquired Fund Fees and Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.90%	[27]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76%	[28]
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Emerging Markets Bond Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.85%
Total Annual Portfolio Operating Expenses	0.85%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Institutional Class
Operating Expenses:
Management Fee	0.75%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)) | Institutional Class
Operating Expenses:
Management Fee	0.75%
Other Expenses	0.01%	[12]
Total Annual Portfolio Operating Expenses	0.76%	[29]
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.75%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Global Bond Portfolio (Unhedged)) | Institutional Class
Operating Expenses:
Management Fee	0.75%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Global Multi-Asset Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.95%
Acquired Fund Fees and Expenses	0.51%
Total Annual Portfolio Operating Expenses	1.46%	[20]
Fee Waiver and/or Expense Reimbursement	(0.46%)	[19],[21]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO High Yield Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.60%
Total Annual Portfolio Operating Expenses	0.60%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Long-Term U.S. Government Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.475%
Total Annual Portfolio Operating Expenses	0.475%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Low Duration Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.50%
Total Annual Portfolio Operating Expenses	0.50%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Money Market Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.32%
Total Annual Portfolio Operating Expenses	0.32%	[23]
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Real Return Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.50%
Total Annual Portfolio Operating Expenses	0.50%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Short-Term Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.45%
Total Annual Portfolio Operating Expenses	0.45%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Total Return Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.50%
Total Annual Portfolio Operating Expenses	0.50%
(PIMCO Variable Insurance Trust - Institutional) | (PIMCO Unconstrained Bond Portfolio) | Institutional Class
Operating Expenses:
Management Fee	0.90%
Total Annual Portfolio Operating Expenses	0.90%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.425%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Portfolio Operating Expenses	1.415%	[20],[30]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.345%	[31]
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset Portfolio) | Class M
Operating Expenses:
Management Fee	0.425%
Distribution and/or Service (12b-1) Fees	0.45%
Acquired Fund Fees and Expenses	0.74%	[1]
Total Annual Portfolio Operating Expenses	1.615%	[20],[30]
Fee Waiver and/or Expense Reimbursement	(0.07%)	[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.545%	[31]
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset All Authority Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Interest Expense	0.46%	[6]
Organizational Expense	0.08%
Other Expenses	0.54%	[32]
Acquired Fund Fees and Expenses	0.96%	[1]
Total Annual Portfolio Operating Expenses	2.20%	[33]
Fee Waiver and/or Expense Reimbursement	(1.02%)	[34],[9]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.18%	[35]
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO All Asset All Authority Portfolio) | Class M
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.45%
Interest Expense	0.46%	[6]
Organizational Expense	0.08%
Other Expenses	0.54%	[32]
Acquired Fund Fees and Expenses	0.96%	[1]
Total Annual Portfolio Operating Expenses	2.40%	[33]
Fee Waiver and/or Expense Reimbursement	(1.02%)	[34],[9]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%	[35]
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO CommodityRealReturn® Strategy Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.74%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[12]
Acquired Fund Fees and Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.15%	[36]
Fee Waiver and/or Expense Reimbursement	(0.14%)	[14]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[37]
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Emerging Markets Bond Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	1.10%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Foreign Bond Portfolio (Unhedged)) | Advisor Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	1.00%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Advantage® Strategy Bond Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	1.00%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Bond Portfolio (Unhedged)) | Advisor Class
Operating Expenses:
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	1.00%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Global Multi-Asset Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.95%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Portfolio Operating Expenses	1.71%	[20]
Fee Waiver and/or Expense Reimbursement	(0.46%)	[19],[21]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO High Yield Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	0.85%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Long-Term U.S. Government Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.475%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	0.725%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Low Duration Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Real Return Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Short-Term Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	0.70%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Total Return Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	0.75%
(PIMCO Variable Insurance Trust - Advisor and Class M) | (PIMCO Unconstrained Bond Portfolio) | Advisor Class
Operating Expenses:
Management Fee	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Portfolio Operating Expenses	1.15%

[1]	Acquired Fund Fees and Expenses include estimated interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments as an investment strategy.
[2]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.295% for the Administrative Class shares.
[3]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.225% for the Administrative Class shares.
[6]	Interest expense of 0.46% results from the Portfolio's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Portfolio expense for accounting purposes and not payable to PIMCO. Any interest expense amount will vary based on the Portfolio's use of those investments as an investment strategy best suited to seek the objective of the Portfolio.
[7]	Other Expenses are based on estimated amounts for the Portfolio's first fiscal year.
[8]	Total Annual Portfolio Operating Expenses excluding interest expense is estimated to be 1.62% for Administrative Class shares.
[9]	PIMCO has contractually agreed, through May 1, 2013, for the Portfolio, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. As the Portfolio has not commenced operations as of the date of this prospectus, the expense reduction is estimated based upon the expense allocation of the Portfolio's assets among the Underlying PIMCO Funds.
[10]	PIMCO has contractually agreed, through May 1, 2013, to waive its supervisory and administrative fee, or reimburse the Portfolio, to the extent that organizational expenses and pro rata Board of Trustees' fees exceed 0.0049% of the Portfolio's average net assets attributable to Administrative Class shares (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Board of Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[11]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.60% for Administrative Class shares.
[12]	"Other Expenses" reflect interest expense and is based on the amount incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Portfolio's use of such investments as an investment strategy.
[13]	Total Annual Portfolio Operating Expenses excluding interest expense is 1.03% for Administrative Class shares.
[14]	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the "CRRS Subsidiary") to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the CRRS Subsidiary is in place.
[15]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.89% for Administrative Class shares.
[16]	Estimated organizational expenses for the Portfolio's first fiscal year.
[17]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.90% for Administrative Class shares.
[18]	Acquired Fund Fees and Expenses are based on the estimated amounts for the Portfolio's first fiscal year.
[19]	PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[20]	Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[21]	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place.
[22]	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio IV Ltd. (the "GMAMV Subsidiary") to PIMCO. The GMAMV Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMAMV Subsidiary is in place.
[23]	To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table.
[24]	Acquired Fund Fees and Expenses include interest expense of 0.02%. Interest expense is based on the amount incurred during an Underlying PIMCO Fund's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. Interest expense is required to be treated as an expense of the Underlying PIMCO Fund for accounting purposes and is not payable to PIMCO. The amount of interest expense (if any) will vary based on the Underlying PIMCO Fund's use of such investments as an investment strategy.
[25]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.145% for the Institutional Class shares.
[26]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.075% for the Institutional Class shares.
[27]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.88% for Institutional Class shares.
[28]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.74% for Institutional Class shares.
[29]	Total Annual Portfolio Operating Expenses excluding interest expense is 0.75% for Institutional Class shares.
[30]	Total Annual Portfolio Operating Expenses excluding interest expense of the Underlying PIMCO Funds is 1.395% and 1.595% for the Advisor Class and Class M shares, respectively.
[31]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense of the Underlying PIMCO Funds is 1.325% and 1.525% for the Advisor Class and Class M shares, respectively.
[32]	Other Expenses are based on estimated amounts for the current fiscal year.
[33]	Total Annual Portfolio Operating Expenses excluding interest expense is estimated to be 1.72% and 1.92% for the Advisor Class and Class M Shares, respectively.
[34]	PIMCO has contractually agreed, through May 1, 2013, to waive its supervisory and administrative fee, or reimburse the Portfolio, to the extent that organizational expenses and pro rata Board of Trustees' fees exceed 0.0049% of the Portfolio's average net assets attributable to Advisor Class and Class M shares, respectively (the "Expense Limit"). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Board of Trustees' fees, plus such recoupment, do not exceed the Expense Limit.
[35]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is estimated to be 0.70% and 0.90% for the Advisor Class and Class M Shares, respectively.
[36]	Total Annual Portfolio Operating Expenses excluding interest expense is 1.13% for Advisor Class shares.
[37]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense is 0.99% for Advisor Class shares.